REVENUES (Schedule of Remaining Performance Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 6,329	$ 5,210
2022 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations
2023 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	550
2024 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 8,725